Shareholder Fees	Jul. 30, 2025
First Trust RBA Deglobalization ETF | First Trust RBA Deglobalization ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%